Subsequent events (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 02, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Repaid remaining loan balance		$ 565	$ 524	$ 470
Subsequent Event [Member]
Subsequent Event [Line Items]
Total cost of leasehold improvements	$ 3,963
Repaid remaining loan balance	$ 2,269